Schedule of Revenue By Geographical Region (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Total revenue	$ 13,326,824	$ 15,097,056	$ 12,484,639
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	5,236,797	5,751,955	4,012,075
Central Eastern And Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	489,014	298,243	194,602
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	7,001,507	7,495,415	7,758,935
Other [Member]
Revenue from External Customer [Line Items]
Total revenue	599,506	1,551,443	519,027
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	11,879,425	14,425,918	12,194,518
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	5,163,712	5,675,383	3,927,191
Advertising [Member] | Central Eastern And Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	488,973	297,862	193,085
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	5,769,464	7,096,255	7,653,038
Advertising [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	457,276	1,356,418	421,204
Programmatic Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	1,223,392	361,394	58,507
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,223,392	361,394	58,507
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	224,007	309,744	231,614
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	73,085	76,572	84,884
Content [Member] | Central Eastern And Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	41	381	1,517
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	8,651	37,766	47,390
Content [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 142,230	$ 195,025	$ 97,823